Accounts Receivable, Net (Details) - USD ($)	Sep. 15, 2025	Jun. 30, 2025	Dec. 31, 2024
Accounts Receivable, Net [Line Items]
Unbilled accounts receivable		$ 10,664,445	$ 11,973,816
Total account receivable		$ 16,707,880	$ 17,281,112
Account Receivable Billed [Member]
Accounts Receivable, Net [Line Items]
Percentage of billed accounts receivable		9.90%
Account Receivable UnBilled [Member]
Accounts Receivable, Net [Line Items]
Percentage of billed accounts receivable		6.40%
Forecast [Member] | Accounts Receivable [Member]
Accounts Receivable, Net [Line Items]
Total account receivable	$ 2,300,000
Percentage of billed accounts receivable	8.50%